Acquisition Activity (Narrative) (Details) - USD ($) $ in Millions		3 Months Ended								8 Months Ended	12 Months Ended
	May 16, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Repayment of debt											$ 1,164	$ 1,094	$ 825
InfraREIT Acquisition related costs												9
Revenue from contracts											4,511	4,347	4,101
Net income		$ 148	$ 258	$ 176	$ 131	$ 133	$ 263	$ 139	$ 116		$ 713	651	$ 545
Secured Debt [Member]
Business Acquisition [Line Items]
Outstanding debt acquired	$ 351
InfraREIT [Member]
Business Acquisition [Line Items]
Management agreement termination fee	40
Repayment of debt	602
Outstanding debt acquired	$ 953
Transmission of assets						$ 2,547				$ 2,547		$ 2,547
Revenue from contracts										250
Net income										$ 106